Vanguard Dividend Appreciation Index Fund Annual Fund Operating Expenses - Admiral Prospectus [Member] - Vanguard Dividend Appreciation Index Fund - Admiral Shares	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.07%